NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
NOTES PAYABLE
Notes payable	$ 150,529		$ 115,405	$ 86,093
Interest expense	2,853	$ 2,384	9,669	$ 7,021
Promissory note issued	$ 35,124		$ 29,312
Interest rate	10.00%		10.00%